UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Deutsche Ultra-Short Duration Fund

( On August 1, 2016, Deutsche Ultra-Short Duration Fund was renamed Deutsche Fixed Income Opportunities Fund.)

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 43.4%
Consumer Discretionary 4.9%
Ally Financial, Inc.:
3.25%, 11/5/2018		415,000	419,669
4.125%, 3/30/2020		1,200,000	1,230,744
Charter Communications Operating LLC, 144A, 3.579%, 7/23/2020		2,065,000	2,174,020
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020		700,000	693,000
D.R. Horton, Inc., 3.75%, 3/1/2019		300,000	308,250
Dana Holding Corp., 5.375%, 9/15/2021 (b)		600,000	623,622
DISH DBS Corp., 5.125%, 5/1/2020 (b)		150,000	153,562
Dollar Tree, Inc., 5.25%, 3/1/2020		1,500,000	1,560,000
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020 (b)		1,000,000	1,012,830
General Motors Financial Co., Inc., 3.2%, 7/13/2020		1,280,000	1,304,128
Hertz Corp., 4.25%, 4/1/2018		900,000	927,000
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020 (b)		600,000	604,500
Lennar Corp., 4.125%, 12/1/2018		120,000	123,300
Schaeffler Finance BV, 144A, 4.75%, 5/15/2021		700,000	723,625
			11,858,250
Consumer Staples 0.2%
ConAgra Foods, Inc., 2.1%, 3/15/2018		377,000	380,155
Constellation Brands, Inc., 7.25%, 9/1/2016		120,000	120,150
			500,305
Energy 5.4%
Carrizo Oil & Gas, Inc., 7.5%, 9/15/2020 (b)		500,000	498,750
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018		650,000	654,791
Energy Transfer Partners LP, 4.15%, 10/1/2020		1,150,000	1,193,463
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018		1,500,000	1,650,150
Kinder Morgan, Inc., 7.0%, 6/15/2017		100,000	104,003
Noble Holding International Ltd., 5.0%, 3/16/2018		670,000	645,411
ONEOK Partners LP, 3.8%, 3/15/2020 (b)		1,750,000	1,806,336
Petrobras Global Finance BV:
8.375%, 5/23/2021		1,795,000	1,897,764
8.75%, 5/23/2026		1,500,000	1,559,550
Pride International, Inc., 6.875%, 8/15/2020 (b)		1,100,000	1,042,937
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021 (b)		1,500,000	1,548,750
Tesoro Corp., 4.25%, 10/1/2017		250,000	253,125
			12,855,030
Financials 11.5%
AerCap Ireland Capital Ltd., 4.5%, 5/15/2021		1,700,000	1,814,750
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		3,000,000	3,037,500
Bank of America Corp., Series L, 2.6%, 1/15/2019		3,000,000	3,070,305
Bank of Ceylon, REG S, 5.325%, 4/16/2018		1,500,000	1,515,000
CIT Group, Inc.:
3.875%, 2/19/2019 (b)		600,000	612,000
144A, 5.5%, 2/15/2019 (b)		1,110,000	1,176,600
Country Garden Holdings Co., Ltd., 144A, 7.875%, 5/27/2019		1,000,000	1,072,866
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		500,000	491,150
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	4,978,336
National Savings Bank, 144A, 8.875%, 9/18/2018		3,500,000	3,789,100
ProLogis LP, (REIT), 2.75%, 2/15/2019		1,970,000	2,025,162
Synchrony Financial, 3.0%, 8/15/2019		787,000	804,219
The Goldman Sachs Group, Inc., 2.625%, 1/31/2019		2,500,000	2,560,175
Trust F/1401, 144A, (REIT), 5.25%, 1/30/2026 (b)		655,000	688,569
			27,635,732
Health Care 3.4%
Community Health Systems, Inc.:
5.125%, 8/15/2018		216,000	218,565
7.125%, 7/15/2020 (b)		600,000	545,628
Fresenius Medical Care U.S. Finance, Inc., 6.875%, 7/15/2017		250,000	261,250
HCA, Inc., 4.25%, 10/15/2019		1,500,000	1,560,000
Mallinckrodt International Finance SA:
3.5%, 4/15/2018		535,000	531,656
144A, 4.875%, 4/15/2020 (b)		1,000,000	1,002,500
Tenet Healthcare Corp., 4.5%, 4/1/2021		1,400,000	1,407,000
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021		1,620,000	1,628,157
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020 (b)		500,000	451,250
144A, 6.75%, 8/15/2018 (b)		575,000	567,813
			8,173,819
Industrials 4.1%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020		1,500,000	1,506,334
Bombardier, Inc., 144A, 7.5%, 3/15/2018		385,000	399,438
CNH Industrial Capital LLC:
3.25%, 2/1/2017		265,000	265,663
3.875%, 7/16/2018		240,000	243,000
Flextronics International Ltd., 4.625%, 2/15/2020		1,000,000	1,050,000
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		1,500,000	1,575,000
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		2,717,072	2,986,956
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019 (b)		500,000	518,750
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020 (b)		1,200,000	1,249,500
			9,794,641
Information Technology 2.5%
Denali International LLC, 144A, 5.625%, 10/15/2020		1,200,000	1,258,560
Diamond 1 Finance Corp., 144A, 4.42%, 6/15/2021		1,320,000	1,379,315
NCR Corp., 4.625%, 2/15/2021		1,000,000	1,007,500
NXP BV:
144A, 3.5%, 9/15/2016		200,000	200,250
144A, 4.125%, 6/15/2020		1,200,000	1,236,000
Seagate HDD Cayman, 3.75%, 11/15/2018		750,000	764,044
Unisys Corp., 6.25%, 8/15/2017		175,000	180,250
			6,025,919
Materials 5.9%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017		1,455,000	1,452,745
Celanese US Holdings LLC, 5.875%, 6/15/2021		1,500,000	1,704,375
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		1,455,000	1,436,813
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017		600,000	602,700
Glencore Funding LLC:
144A, 2.5%, 1/15/2019 (b)		1,810,000	1,778,160
144A, 3.125%, 4/29/2019 (b)		1,880,000	1,865,900
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,496,648
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,000,000	2,045,000
INEOS Group Holdings SA, 144A, 5.875%, 2/15/2019 (b)		300,000	308,250
Koppers, Inc., 7.875%, 12/1/2019		390,000	398,775
Novelis, Inc., 8.375%, 12/15/2017		340,000	347,225
Smurfit Kappa Acquisitions, 144A, 4.875%, 9/15/2018		200,000	210,500
Teck Resources Ltd., 3.0%, 3/1/2019 (b)		504,000	482,605
			14,129,696
Telecommunication Services 2.6%
CenturyLink, Inc., Series N, 6.0%, 4/1/2017 (b)		700,000	716,625
Frontier Communications Corp., 8.125%, 10/1/2018		705,000	775,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/2019 (b)		905,000	676,488
Level 3 Financing, Inc., 6.125%, 1/15/2021		900,000	937,125
Sprint Capital Corp., 6.9%, 5/1/2019		500,000	494,375
Sprint Communications, Inc., 6.0%, 12/1/2016 (b)		1,000,000	1,008,750
T-Mobile U.S.A., Inc., 6.25%, 4/1/2021		900,000	941,625
Telesat Canada, 144A, 6.0%, 5/15/2017		640,000	638,400
			6,188,888
Utilities 2.9%
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		6,000,000	6,890,640
Total Corporate Bonds (Cost $102,995,913)			104,052,920
Mortgage-Backed Securities Pass-Throughs 0.9%
Federal National Mortgage Association:
2.531% *, 9/1/2038		114,500	119,020
3.0%, with various maturities from 5/1/2027 until 6/1/2027		1,766,868	1,864,906
4.5%, 4/1/2023		45,662	49,058
Government National Mortgage Association:
6.5%, with various maturities from 10/20/2038 until 2/20/2039		33,805	37,284
7.0%, 6/20/2038		8,487	10,471
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,070,169)			2,080,739
Asset-Backed 15.8%
Automobile Receivables 5.1%
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,523,833
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		4,000,000	3,960,169
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		1,420,000	1,401,266
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		2,600,000	2,518,875
CPS Auto Trust, 'E", Series 2012-C, 144A, 7.5%, 12/16/2019		117,266	117,720
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023		2,048,279	2,042,233
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020		630,051	629,300
			12,193,396
Credit Card Receivables 0.2%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		545,837	546,868
Home Equity Loans 0.8%
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.603% *, 8/25/2036		1,626,326	1,566,910
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		79,226	78,442
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		33,742	33,712
"AF1", Series 2006-4, 5.545%, 1/25/2037		59,473	33,104
"AF1", Series 2007-2, 5.893%, 6/25/2037		346,458	169,253
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		4,688	4,836
			1,886,257
Manufactured Housing Receivables 0.1%
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		230,440	236,958
Miscellaneous 9.6%
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.633% *, 4/17/2026		2,550,000	2,543,663
Atrium V, "A2B", Series 5A, 144A, 0.938% *, 7/20/2020		500,000	496,433
Domino's Pizza Master Issuer LLC:
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045		1,985,000	1,994,925
"A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		1,172,125	1,206,439
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.533% *, 4/18/2026		1,000,000	995,185
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.887% *, 5/1/2022		750,000	729,569
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		819,588	813,542
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.783% *, 7/17/2025		4,000,000	3,974,304
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 2.104% *, 7/20/2026		1,550,000	1,550,194
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 2.233% *, 7/17/2025		3,500,000	3,433,703
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.398% *, 2/25/2035		201,684	200,983
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		65,663	65,238
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 2.128% *, 4/15/2026		5,000,000	5,000,490
			23,004,668
Total Asset-Backed (Cost $38,074,125)			37,868,147
Commercial Mortgage-Backed Securities 8.8%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 6.07% *, 7/10/2044		625,000	468,750
Bear Stearns Commercial Mortgage Securities Trust:
"AMFL", Series 2007-PW17, 144A, 1.168% *, 6/11/2050		300,000	294,326
"A1A", Series 2007-PW15, 5.317%, 2/11/2044		407,087	412,923
Citigroup Commercial Mortgage Trust, "A4", Series 2006-C5, 5.431%, 10/15/2049		552,157	552,305
Credit Suisse First Boston Mortgage Securities Corp.:
"F", Series 2005-C1, 144A, 4.821%, 2/15/2038		2,150,000	2,115,374
"G", Series 2005-C6, 144A, 5.199% *, 12/15/2040		3,500,000	3,487,029
Credit Suisse Mortgage Capital Certificates, "AM", Series 2006-C4, 5.509%, 9/15/2039		417,138	416,773
GS Mortgage Securities Trust, "AM", Series 2006-GG8, 5.591%, 11/10/2039		1,000,000	1,002,378
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.368% *, 11/5/2030		1,568,616	1,571,680
"DFL", Series 2013-HLF, 144A, 3.218% *, 11/5/2030		1,858,764	1,863,606
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3", Series 2006-LDP9, 5.336%, 5/15/2047		884,308	889,520
"C", Series 2006-LDP6, 5.864% *, 4/15/2043		5,332,474	5,380,513
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044		256,839	264,420
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035		1,200,000	1,237,726
Merrill Lynch Mortgage Trust, "A4", Series 2007-C1, 6.023% *, 6/12/2050		1,000,000	1,027,932
Total Commercial Mortgage-Backed Securities (Cost $21,178,536)			20,985,255
Collateralized Mortgage Obligations 9.3%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		98,502	102,823
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		1,040	1,048
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 2.753% *, 2/20/2036		186,142	152,637
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.603% *, 9/25/2028		1,844,947	1,870,559
FDIC Guaranteed Notes Trust, "1A", Series 2010-S1, 144A, 1.046% *, 2/25/2048		6,338	6,339
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		569,816	17,927
"GI", Series 3874, Interest Only, 3.5%, 12/15/2024		2,158,848	44,798
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		494,593	13,879
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		8,467,535	862,747
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		2,048,655	191,638
"LG", Series 4281, 4.0%, 1/15/2043		3,455,450	3,694,896
"CE", Series 4281, 4.0%, 7/15/2043		3,620,225	3,939,393
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		373,938	12,498
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		5,267,054	942,815
"SP", Series 4047, Interest Only, 6.169% **, 12/15/2037		2,736,947	286,362
"XS", Series 2470, Interest Only, 6.519% **, 2/15/2031		778,470	138,087
"LA", Series 1343, 8.0%, 8/15/2022		40,119	45,198
"PK", Series 1751, 8.0%, 9/15/2024		160,824	184,892
Federal National Mortgage Association:
"DI", Series 2012-153, Interest Only, 3.5%, 1/25/2028		4,120,558	444,161
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		3,000,924	261,563
"21", Series 343, Interest Only, 4.0%, 9/25/2018		144,891	4,144
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		69,067	1,811
"DE", Series 2014-18, 4.0%, 8/25/2042		3,486,322	3,678,202
"9", Series 406, Interest Only, 4.5%, 2/25/2041		1,733,485	265,686
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		1,160,131	183,174
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		2,514,031	259,542
"27", Series 351, Interest Only, 5.0%, 4/25/2019		141,045	6,410
"2", Series 350, Interest Only, 5.5%, 3/25/2034		203,485	36,298
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2015-DNA3, 3.303% *, 4/25/2028		1,500,000	1,548,166
"M1", Series 2013-DN1, 3.853% *, 7/25/2023		1,299,905	1,326,515
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		2,912,975	271,748
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		4,497,172	612,267
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		124,875	3,887
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		439,217	12,436
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		2,302,641	262,079
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		1,623,513	190,110
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		570,710	122,356
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		9,720	9,738
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.617% *, 12/25/2034		39,281	38,649
Residential Accredit Loans, Inc., "NB4", Series 2003-QS19, 4.75%, 10/25/2033		28,278	28,310
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		192,179	195,181
Washington Mutual Mortgage Pass-Through Certificates Trust, "2A3", Series 2003-S6, 4.75%, 7/25/2018		24,083	24,181
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		26,078	26,313
Total Collateralized Mortgage Obligations (Cost $23,627,140)			22,321,463
Government & Agency Obligations 18.1%
Other Government Related (c) 1.5%
Black Sea Trade & Development Bank, 144A, 4.875%, 5/6/2021		900,000	948,420
Novolipetsk Steel, 144A, 4.5%, 6/15/2023		1,500,000	1,483,125
Vnesheconombank, 144A, 6.902%, 7/9/2020		1,000,000	1,070,600
			3,502,145
Sovereign Bonds 8.8%
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,500,000	1,387,800
Republic of Hungary, 6.25%, 1/29/2020		5,000,000	5,571,580
Republic of Slovenia, 144A, 4.75%, 5/10/2018		1,500,000	1,579,515
Republic of Sri Lanka:
144A, 5.75%, 1/18/2022		485,000	500,948
144A, 6.825%, 7/18/2026		745,000	776,032
United Mexican States, Series M 20, 10.0%, 12/5/2024	MXN	166,529,600	11,306,285
			21,122,160
U.S. Government Sponsored Agency 0.2%
Federal Home Loan Bank, 1.0%, 6/21/2017		445,000	446,335
U.S. Treasury Obligations 7.6%
U.S. Treasury Bills:
0.25% ***, 8/11/2016 (d)		75,000	74,997
0.26% ***, 12/1/2016 (d)		241,000	240,760
U.S. Treasury Notes:
0.75%, 3/31/2018		190,000	190,275
1.0%, 8/31/2016 (b) (e)		7,560,000	7,564,990
1.375%, 5/31/2021		5,000,000	5,082,810
1.625%, 5/15/2026 (b)		5,000,000	5,074,805
			18,228,637
Total Government & Agency Obligations (Cost $42,595,955)			43,299,277
Loan Participations and Assignments 0.1%
Senior Loans *
Answers Corp., Second Lien Term Loan, 10.0%, 10/3/2022		500,000	63,750
Fairway Group Acquisition Co.:
Term Loan, 10.0%, 1/3/2020		54,467	54,194
Term Loan, 11.0%, 10/3/2021		47,204	46,969
Southcross Holdings Borrower LP, Term Loan B, 3.5%, 4/13/2023		133,081	115,780
Total Loan Participations and Assignments (Cost $936,613)			280,693
		Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co. ****		980	10,729
Energy 0.0%
Southcross Holding GP LLC ****		148	0
Southcross Holding LP "A" ****		148	57,720
			57,720
Total Common Stocks (Cost $267,132)			68,449
Exchange-Traded Fund 4.3%
iShares iBoxx $ High Yield Corporate Bond ETF (b) (Cost $9,918,000)		120,000	10,249,200
Securities Lending Collateral 16.3%
Daily Assets Fund "Capital Shares", 0.50% (f) (g) (Cost $39,200,375)		39,200,375	39,200,375
Cash Equivalents 1.6%
Deutsche Central Cash Management Government Fund, 0.38% (f) (Cost $3,932,013)		3,932,013	3,932,013
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $284,795,971) †		118.6	284,338,531
Other Assets and Liabilities, Net		(18.6)	(44,755,368)

Net Assets		100.0	239,583,163

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2016.
**	These securities are shown at their current rate as of July 31, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
****	Non-income producing security.
†	The cost for federal income tax purposes was $284,796,075. At July 31, 2016, net unrealized depreciation for all securities based on tax cost was $457,544. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,581,167 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,038,711.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $38,088,070, which is 15.9% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

United Kingdom Long Gilt Bond	GBP	9/28/2016	72	12,478,014	164,181

At July 31, 2016, open credit default swap contracts purchased were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($) (i)	Currency	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)
6/20/2021	1,100,000[1]	EUR	1.0%	Intesa Sanpaolo SpA, 0.0%*, 3/3/2017, BBB+	92,298	106,122	(13,824)
6/20/2021	1,590,000[2]	EUR	1.0%	Intesa Sanpaolo SpA, 0.0%*, 3/3/2017, BBB+	133,704	174,274	(40,570)
6/20/2021	2,600,000[1]	EUR	1.0%	UniCredit SpA 0.657%*, 4/10/2017, BBB+	218,000	398,161	(180,161)
Total net unrealized depreciation						(234,555)

At July 31, 2016, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (i)	Currency	Fixed Cash Flows Received	Underlying Reference Obligation	Value ($)	Unrealized Appreciation ($)
6/20/2021	10,000,000	USD	5.0%	Markit Dow Jones CDX North America High Yield Index	462,945	204,861

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(i)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At July 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/16/2015 12/16/2018	40,400,000	Fixed — 1.75%	Floating — 3-Month LIBOR	(862,084)	(443,637)
12/16/2015 12/16/2019	71,000,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(2,595,463)	(1,456,169)
12/16/2015 12/16/2017	113,000,000	Floating — 3-Month LIBOR	Fixed — 1.25%	709,359	362,949
6/22/2017 6/22/2021	26,200,000	Fixed — 1.452%	Floating — 3-Month LIBOR	(170,473)	(170,473)
6/22/2017 6/22/2021	26,200,000	Floating — 3-Month LIBOR	Fixed — 1.17%	252,162	252,162
Total net unrealized depreciation				(1,455,168)

Counterparties:
1	Credit Suisse
2	HSBC
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2016 is 0.76%.
As of July 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	24,100,000	USD	1,291,913	8/5/2016	7,263	BNP Paribas
USD	5,417,968	BRL	20,000,000	8/22/2016	702,048	BNP Paribas
USD	2,494,070	AUD	3,400,000	8/23/2016	87,644	Australia & New Zealand Banking Group Ltd.
USD	2,504,696	ZAR	38,000,000	9/27/2016	201,301	BNP Paribas
USD	5,237,009	EUR	4,730,000	9/27/2016	64,273	Nomura International PLC
USD	2,432,593	RUB	164,200,000	10/28/2016	1,451	Nomura International PLC
Total unrealized appreciation					1,063,980
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
AUD	10,500,000	USD	7,855,035	8/23/2016	(117,906)	Australia & New Zealand Banking Group Ltd.
AUD	6,800,000	USD	5,041,894	8/23/2016	(121,535)	Macquarie Bank Ltd.
BRL	20,000,000	USD	5,477,258	8/22/2016	(642,758)	BNP Paribas
EUR	4,730,000	USD	5,219,319	9/27/2016	(81,963)	Nomura International PLC
MXN	190,120,000	USD	9,975,078	10/28/2016	(68,453)	Bank of America
TWD	88,800,000	USD	2,733,898	11/30/2016	(54,638)	Nomura International PLC
TWD	88,800,000	USD	2,760,992	12/22/2016	(28,946)	Nomura International PLC
TWD	88,800,000	USD	2,736,518	12/29/2016	(53,868)	Nomura International PLC
ZAR	38,000,000	USD	2,582,659	9/27/2016	(123,339)	BNP Paribas
Total unrealized depreciation					(1,293,406)

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
RUB	Russian Ruble
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$104,052,920	$—	$104,052,920
Mortgage-Backed Securities Pass-Throughs	—	2,080,739	—	2,080,739
Asset-Backed	—	37,868,147	—	37,868,147
Commercial Mortgage-Backed Securities	—	20,985,255	—	20,985,255
Collateralized Mortgage Obligations	—	22,321,463	—	22,321,463
Government & Agency Obligations	—	43,299,277	—	43,299,277
Loan Participations and Assignments	—	179,530	101,163	280,693
Common Stocks	—	57,720	10,729	68,449
Exchange-Traded Fund	10,249,200	—	—	10,249,200
Short-Term Investments (j)	43,132,388	—	—	43,132,388
Derivatives (k)
Futures Contracts	164,181	—	—	164,181
Credit Default Swap Contracts	—	204,861	—	204,861
Interest Rate Swap Contracts	—	615,111	—	615,111
Forward Foreign Currency Exchange Contracts	—	1,063,980	—	1,063,980
Total	$53,545,769	$232,729,003	$111,892	$286,386,664

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Credit Default Swap Contracts	$—	$(234,555)	$—	$(234,555)
Interest Rate Swap Contracts	—	(2,070,279)	—	(2,070,279)
Forward Foreign Currency Exchange Contracts	—	(1,293,406)	—	(1,293,406)
Total	$—	$(3,598,240)	$—	$(3,598,240)

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks	Loan Participations and Assignments	Total
Balance as of October 31, 2015	$—	$6,237,266	$6,237,266
Realized gains (loss)	—	(439,672)	(439,672)
Change in unrealized appreciation (depreciation)	10,729	(67,479)	(56,750)
Amortization premium/discount	—	3,290	3,290
Purchases	—	826,206	826,206
(Sales)	—	(6,007,198)	(6,007,198)
Transfers into Level 3	0	—	0
Transfers (out) of Level 3 (k)	—	(451,250)	(451,250)
Balance as of July 31, 2016	$10,729	$101,163	$111,892
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2016	$10,729	$(228,030)	$(217,301)

(k) During the period ended July 31, 2016, the amount of transfers between Level 3 and Level 2 was $451,250. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ (29,694)	$ —
Foreign Exchange Contracts	$ —	$ —	$ (229,426)
Interest Rate Contracts	$ 164,181	$ (1,455,168)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Fixed Income Opportunities Fund (formerly Deutsche Ultra-Short Duration Fund), a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016